Share-Based Compensation and Equity Share-Based Compensation and Equity - Non-Employee Share-based Compensation (Details) - Non-employee Plan [Member] shares in Thousands	1 Months Ended
Dec. 31, 2005 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities called by warrants or rights | shares	35
Exercise price	$ 46.00
Warrants issued grant date fair value	$ 14.66
Risk free interest rate	4.45%
Expected dividend yield	1.63%
Expected volatility rate	30.00%
Expected life (in years)	6 years